Schedule of Investments(a)
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.04%
Aerospace & Defense–2.95%
Lockheed Martin Corp.	54,866	$21,029,040
Air Freight & Logistics–2.01%
C.H. Robinson Worldwide, Inc.	45,773	4,677,543
United Parcel Service, Inc., Class B	57,885	9,645,377
		14,322,920
Application Software–1.42%
Adobe, Inc.(b)	13,290	6,517,815
Workday, Inc., Class A(b)	16,686	3,589,659
		10,107,474
Automobile Manufacturers–0.47%
General Motors Co.	112,404	3,326,034
Automotive Retail–0.68%
O’Reilly Automotive, Inc.(b)	10,473	4,828,891
Biotechnology–2.04%
Amgen, Inc.	46,258	11,756,933
Neurocrine Biosciences, Inc.(b)	29,072	2,795,564
		14,552,497
Commodity Chemicals–0.47%
Valvoline, Inc.	176,905	3,368,271
Communications Equipment–1.28%
Motorola Solutions, Inc.	58,291	9,140,612
Construction Materials–0.21%
Vulcan Materials Co.	10,852	1,470,880
Consumer Finance–1.36%
Capital One Financial Corp.	135,123	9,709,939
Data Processing & Outsourced Services–2.97%
Fiserv, Inc.(b)	52,361	5,395,801
Mastercard, Inc., Class A	46,628	15,768,191
		21,163,992
Distillers & Vintners–1.02%
Constellation Brands, Inc., Class A	38,526	7,301,062
Diversified Banks–2.48%
JPMorgan Chase & Co.	183,603	17,675,461
Electric Utilities–1.20%
Duke Energy Corp.	97,027	8,592,711
Environmental & Facilities Services–1.32%
Waste Connections, Inc.	90,720	9,416,736
Financial Exchanges & Data–2.00%
Intercontinental Exchange, Inc.	142,353	14,242,418
Food Distributors–0.60%
Sysco Corp.	68,335	4,251,804
General Merchandise Stores–1.52%
Target Corp.	68,749	10,822,468
Shares		Value
Health Care Equipment–0.61%
Zimmer Biomet Holdings, Inc.	31,993	$4,355,527
Health Care Facilities–2.13%
HCA Healthcare, Inc.(b)	121,820	15,188,518
Health Care Services–0.33%
Laboratory Corp. of America Holdings(b)	12,398	2,334,171
Health Care Supplies–0.70%
Alcon, Inc. (Switzerland)	57,980	3,301,961
Quidel Corp.(b)	7,730	1,695,807
		4,997,768
Home Improvement Retail–2.31%
Home Depot, Inc. (The)	59,400	16,495,974
Homebuilding–0.95%
D.R. Horton, Inc.	90,056	6,810,935
Household Products–4.68%
Church & Dwight Co., Inc.	42,882	4,018,472
Procter & Gamble Co. (The)	192,087	26,698,172
Reckitt Benckiser Group PLC (United Kingdom)	27,362	2,667,608
		33,384,252
Industrial Conglomerates–1.09%
Honeywell International, Inc.	47,127	7,757,575
Industrial REITs–2.79%
Prologis, Inc.	198,278	19,950,732
Integrated Telecommunication Services–2.41%
Verizon Communications, Inc.	288,731	17,176,607
Interactive Media & Services–5.81%
Alphabet, Inc., Class A(b)	4,980	7,298,688
Facebook, Inc., Class A(b)	95,760	25,079,544
Tencent Holdings Ltd., ADR (China)	134,790	9,118,543
		41,496,775
Internet & Direct Marketing Retail–8.49%
Amazon.com, Inc.(b)	15,856	49,926,263
Booking Holdings, Inc.(b)	6,234	10,664,379
		60,590,642
Internet Services & Infrastructure–0.15%
Snowflake, Inc., Class A(b)(c)	4,325	1,085,575
IT Consulting & Other Services–2.08%
Accenture PLC, Class A	47,357	10,702,208
Amdocs Ltd.	72,258	4,148,332
		14,850,540
Life Sciences Tools & Services–2.56%
Avantor, Inc.(b)	142,003	3,193,648
Thermo Fisher Scientific, Inc.	34,147	15,076,583
		18,270,231
Managed Health Care–4.23%
UnitedHealth Group, Inc.	96,900	30,210,513

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Shares		Value
Movies & Entertainment–0.52%
Live Nation Entertainment, Inc.(b)	26,850	$1,446,678
Warner Music Group Corp., Class A	79,593	2,287,503
		3,734,181
Multi-Sector Holdings–2.56%
Berkshire Hathaway, Inc., Class B(b)	85,772	18,264,290
Oil & Gas Exploration & Production–0.50%
Cabot Oil & Gas Corp.	206,004	3,576,229
Oil & Gas Refining & Marketing–0.42%
Valero Energy Corp.	70,036	3,033,960
Oil & Gas Storage & Transportation–0.92%
Magellan Midstream Partners L.P.	191,910	6,563,322
Other Diversified Financial Services–1.48%
Equitable Holdings, Inc.	577,417	10,532,086
Packaged Foods & Meats–0.96%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	108,389	1,098,434
Mondelez International, Inc., Class A	100,440	5,770,278
		6,868,712
Pharmaceuticals–4.61%
AstraZeneca PLC, ADR (United Kingdom)	299,577	16,416,820
Merck & Co., Inc.	198,691	16,481,418
		32,898,238
Property & Casualty Insurance–1.87%
Progressive Corp. (The)	140,916	13,340,518
Railroads–1.65%
Union Pacific Corp.	59,911	11,794,679
Semiconductor Equipment–2.17%
Applied Materials, Inc.	260,397	15,480,602
Semiconductors–4.98%
QUALCOMM, Inc.	192,876	22,697,648
Shares		Value
Semiconductors–(continued)
Texas Instruments, Inc.	89,799	$12,822,399
		35,520,047
Systems Software–8.97%
Microsoft Corp.	304,391	64,022,559
Thrifts & Mortgage Finance–1.11%
Rocket Cos., Inc., Class A(b)(c)	398,813	7,948,343
Total Common Stocks & Other Equity Interests (Cost $543,035,530)		713,857,311
Money Market Funds–0.28%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)(e)	706,746	706,746
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)(e)	504,305	504,557
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)(e)	807,709	807,709
Total Money Market Funds (Cost $2,019,016)		2,019,012
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $545,054,546)		715,876,323
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.18%
Invesco Private Government Fund, 0.03%(d)(e)(f)	6,290,630	6,290,630
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,096,457	2,096,876
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,387,527)		8,387,506
TOTAL INVESTMENTS IN SECURITIES–101.50% (Cost $553,442,073)		724,263,829
OTHER ASSETS LESS LIABILITIES—(1.50)%		(10,671,947)
NET ASSETS–100.00%		$713,591,882
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,673,323	$38,110,816	$(45,077,393)	$-	$-	$706,746	$14,506
Invesco Liquid Assets Portfolio, Institutional Class	5,580,713	27,222,048	(32,301,448)	(4)	3,248	504,557	15,775
Invesco Treasury Portfolio, Institutional Class	8,769,511	43,555,218	(51,517,020)	-	-	807,709	15,335
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2020	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$27,261,301	$(20,970,671)	$-	$-	$6,290,630	$423*
Invesco Private Prime Fund	-	7,378,748	(5,281,990)	(20)	138	2,096,876	416*
Total	$22,023,547	$143,528,131	$(155,148,522)	$(24)	$3,386	$10,406,518	$46,455

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$710,091,269	$3,766,042	$—	$713,857,311
Money Market Funds	2,019,012	8,387,506	—	10,406,518
Total Investments	$712,110,281	$12,153,548	$—	$724,263,829
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Core Equity Fund